Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2021
Ordinary Shares
Schedule of activities of the Group's Class A ordinary shares and Class B ordinary shares

					Total of Class A ordinary
					shares and Class B ordinary
	Class A ordinary shares		Class B ordinary shares		shares
	(US$0.00005 par value)		(US$0.00005 par value)		(US$0.00005 par value)
	Number of		Number of		Number of
	shares issued	Amount	shares issued	Amount	shares issued	Amount
		US$		US$		US$
Balance as of December 31, 2020	—	—	—	—	—	—
Dual Class Conversion	373,770,081	19	142,400,000	7	516,170,081	26
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance	45,076,479	2	—	—	45,076,479	2
2021 Share Conversion	63,000,000	3	(63,000,000)	(3)	—	—
Issuance of ordinary shares reserved for equity incentive plan	10,000,000	1	—	—	10,000,000	1
Balance as of December 31, 2021	491,846,560	25	79,400,000	4	571,246,560	29